Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 38,217,706	$ 47,670,666
Cash - restricted	377,470	675,656
Inventories, net of reserve for obsolete inventory	4,016,561	16,239,577
Prepaid VAT on purchases	0	446,677
Prepaid expenses and other	86,827	35,115
Deferred income taxes	63,135	61,719
Total Current Assets	42,761,699	65,129,410
PROPERTY AND EQUIPMENT, net	19,067,696	19,586,350
OTHER ASSETS:
Land use rights, net	47,396,826	15,750,747
Deferred income taxes - net of current portion	789,194	802,352
Total Assets	110,015,415	101,268,859
CURRENT LIABILITIES:
Accounts payable	3,621,990	4,050,730
Accrued expenses	469,820	1,055,593
Income taxes payable	718,166	8,509,308
VAT and other taxes payable	451,462	69,935
Total Current Liabilities	5,261,438	13,685,566
SHAREHOLDERS' EQUITY:
Preference shares ($0.001 par value; 1,000,000 shares authorized, none issued and outstanding at June 30, 2011 and December 31, 2010	0	0
Ordinary shares ($0.001 par value; 50,000,000 shares authorized, 27,505,171 and 27,499,171 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	27,505	27,499
Additional paid-in capital	16,373,301	16,355,307
Retained earnings	77,042,309	62,385,882
Statutory and non-statutory reserves	4,204,676	3,875,734
Accumulated other comprehensive income - cumulative foreign currency translation adjustment	7,106,186	4,938,871
Total Shareholders' Equity	104,753,977	87,583,293
Total Liabilities and Shareholders' Equity	$ 110,015,415	$ 101,268,859